Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	OCM Mutual Fund
Entity Central Index Key	0000745338
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000014470 [Member]
Shareholder Report [Line Items]
Fund Name	OCM Gold Fund
Class Name	Investor Class
Trading Symbol	OCMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the OCM Gold Fund (“Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ocmgoldfund.com. You can also request this information by contacting us at 1-800-628-9403.
Additional Information Phone Number	1-800-628-9403
Additional Information Website	https://ocmgoldfund.com
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OCM Gold Fund (Investor Class/OCMGX)	$344	2.13%

Expenses Paid, Amount	$ 344
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the fiscal year ending November 30, 2025, the OCM Gold Fund Investor Class gained 123.09% (Without Sales Load) and 113.03% (With Sales Load), compared to a 124.59% increase in the Philadelphia Gold and Silver Index (“XAU”) and a 15.00% gain for the S&P 500 Index. The U.S. dollar gold price (London PM) rose 59.23% over the fiscal period to $4,191.05/oz. Steady central bank demand was a key driver in the rise of physical gold as well as concerns about the U.S. fiscal position weakening. The gold price received further support as U.S. fiscal discipline endeavors were quickly abandoned by the new administration along with the administration’s public efforts to destroy the Federal Reserve’s theoretical independence.
The OCM Gold Fund’s investment strategy is to invest across all market capitalization sectors of the gold and silver mining industry, including major, intermediate, and junior producers along with exploration and development companies. This strategy has led to the Fund’s outperformance of the XAU over long periods of time.
TOP PERFORMANCE CONTRIBUTORS
Lundin Gold, Inc. | Lundin Gold, Inc.’s ("Lundin") share price rose 279.60% over the reporting period. Lundin was a major benefactor of the rise in the gold price as the company produces over 400,000 ounces annually at a significantly lower cost relative to peers. Under a CEO transition, the company has continued exploration programs with impressive results, which display strong potential for further deposits within relatively close proximity to current operations. Lundin represents 5.68% of the Fund's portfolio as of November 30, 2025.
AngloGold Ashanti PLC | AngloGold Ashanti PLC's ("AngloGold") share price rose 260.80% over the reporting period. AngloGold has increased its gold production by 17% year over year, when comparing the third quarters of 2024 and 2025. AngloGold’s production increase is in part due to the company's accretive deal taking over Centamin and the Sukari mine in Egypt. AngloGold has also been able to keep its costs in line or lower than other major producers. AngloGold represents 4.66% of the Fund's portfolio as of November 30, 2025.
Rio2 Ltd. | Rio2 Ltd.’s (“Rio2”) share price rose 290.60% over the reporting period. Rio2 continued to develop its Fenix Gold Project in Chile. Rio2 hit several milestones resulting in construction being 80% complete and is on track for first gold pour in January 2026. Rio2 expects the project to produce 100,000 once fully ramped up with an opportunity for significant expansion, which would be funded by cash flow from existing operations. Rio2 represents 2.56% of the Fund’s portfolio as of November 30, 2025.
DPM Metals, Inc.  | DPM Metals, Inc.’s ("DPM)" share price rose 200.80% over the reporting period. DPM completed its acquisition of Adriatic Metals in 2025, which features the Vares mine that has 15 years of mine life and is a high-grade gold-equivalent deposit. Despite the acquisition, DPM has constructed a strong balance sheet that will be beneficial as it develops the Coka Rakita project, which is projected to have first production in 2029. DPM represents 3.62% of the Fund’s portfolio as of November 30, 2025.
TOP PERFORMANCE DETRACTORS
Aya Gold & Silver, Inc. | Aya Gold & Silver, Inc.'s ("Aya") share price rose 44.46% over the reporting period. Aya oversaw grade issues with its Zgounder mine, which were originally forecasted to be higher than current production levels. Aya was the victim of a public short selling attack as the silver price rose, an attack whose claims were refuted. However, Aya’s change in mine plan and delayed production profile has resulted in it lagging other top silver producers. Aya represents 4.5% of the Fund's portfolio as of November 30, 2025.
Jaguar Mining, Inc. | Jaguar Mining, Inc's. ("Jaguar") share price rose 90.21% over the reporting period. In early December 2024, Jaguar suspended operations at their Turmalina mine due to an incident at its tailings site. Turmalina represents roughly 40% of Jaguar's annual production. Jaguar has conducted remedial work throughout 2025 and anticipates being permitted to restart operations by the end of January 2026. Jaguar represents 4.53% of the Fund's portfolio as of November 30, 2025
Emerald Resources N.L. | Emerald Resources N.L.’s (“Emerald”) share price rose 60.86% over the reporting period. Emerald continued its successful operation of its Okvau mine in Cambodia producing over 100,000 ounces under $1,000 all-in cost per ounce. Emerald lagged peers as the company further de-risked its other Cambodia project, Memot, and its Australian project, Dingo Range. Both projects are currently undergoing drilling for resource updates and studies are being conducted to support permitting. Morgan Hart, Emerald’s managing director, and his team have successfully built several mines on-time and on budget and thus, we look forward to the team advancing both development projects upon permit approval. Emerald represents 2.26% of the Fund’s portfolio as of November 30, 2025.
B2Gold Corp.  | B2Gold Corp.’s ("B2Gold") share price rose 65.63% over the reporting period. B2Gold underperformed its peers due to uncertainty in West Africa. Due to incidents with other companies in the West Africa region, the market has feared companies may be forced to renegotiate its royalty deals with host countries. B2Gold’s Canadian asset, Goose Lake, also saw cost overruns along with production delays, which held the stock back relative to other producers. B2Gold represents 1.92% of the Fund's portfolio as of November 30, 2025.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of November 30, 2025)	1 Year	5 Years	10 Years
OCM Gold Fund (Investor Class/OCMGX)	113.03%	19.85%	22.04%
OCM Gold Fund (Investor Class/OCMGX)—excluding sales load	123.09%	20.96%	22.60%
S&P 500 Index	15.00%	15.28%	14.63%
Philadelphia Gold & Silver Index	124.59%	22.70%	23.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ocmgoldfund.com for the most recent performance information.
Net Assets	$ 192,900,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,068,129
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$192.9M
Total number of portfolio holdings	62
Total advisory fee paid	$1,068,129
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.
Top Ten Holdings
Agnico Eagle Mines Ltd.	5.9%
Lundin Gold, Inc.	5.7%
Alamos Gold, Inc.	5.6%
Barrick Mining Corp.	4.8%
AngloGold Ashanti PLC	4.7%
Wheaton Precious Metals Corp.	4.5%
Aya Gold & Silver, Inc.	4.5%
Jaguar Mining, Inc.	4.5%
Newmont Corp.	4.0%
DPM Metals, Inc.	3.6%
INVESTMENTS BY COUNTRY
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Agnico Eagle Mines Ltd.	5.9%
Lundin Gold, Inc.	5.7%
Alamos Gold, Inc.	5.6%
Barrick Mining Corp.	4.8%
AngloGold Ashanti PLC	4.7%
Wheaton Precious Metals Corp.	4.5%
Aya Gold & Silver, Inc.	4.5%
Jaguar Mining, Inc.	4.5%
Newmont Corp.	4.0%
DPM Metals, Inc.	3.6%

C000101831 [Member]
Shareholder Report [Line Items]
Fund Name	OCM Gold Fund
Class Name	Atlas Class
Trading Symbol	OCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the OCM Gold Fund (“Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ocmgoldfund.com. You can also request this information by contacting us at 1-800-628-9403.
Additional Information Phone Number	1-800-628-9403
Additional Information Website	https://ocmgoldfund.com
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OCM Gold Fund (Atlas Class/OCMAX)	$264	1.63%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the fiscal year ending November 30, 2025, the OCM Gold Fund Atlas Class gained 124.28%, compared to a 124.59% increase in the Philadelphia Gold and Silver Index (“XAU”) and a 15.00% gain for the S&P 500 Index. The U.S. dollar gold price (London PM) rose 59.23% over the fiscal period to $4,191.05/oz. Steady central bank demand was a key driver in the rise of physical gold as well as concerns about the U.S. fiscal position weakening. The gold price received further support as U.S. fiscal discipline endeavors were quickly abandoned by the new administration along with the administration’s public efforts to destroy the Federal Reserve’s theoretical independence.
The OCM Gold Fund’s investment strategy is to invest across all market capitalization sectors of the gold and silver mining industry, including major, intermediate, and junior producers along with exploration and development companies. This strategy has led to the Fund’s outperformance of the XAU over long periods of time.
TOP PERFORMANCE CONTRIBUTORS
Lundin Gold, Inc. | Lundin Gold, Inc.’s ("Lundin") share price rose 279.60% over the reporting period. Lundin was a major benefactor of the rise in the gold price as the company produces over 400,000 ounces annually at a significantly lower cost relative to peers. Under a CEO transition, the company has continued exploration programs with impressive results, which display strong potential for further deposits within relatively close proximity to current operations. Lundin represents 5.68% of the Fund's portfolio as of November 30, 2025.
AngloGold Ashanti PLC | AngloGold Ashanti PLC's ("AngloGold") share price rose 260.80% over the reporting period. AngloGold has increased its gold production by 17% year over year, when comparing the third quarters of 2024 and 2025. AngloGold’s production increase is in part due to the company's accretive deal taking over Centamin and the Sukari mine in Egypt. AngloGold has also been able to keep its costs in line or lower than other major producers. AngloGold represents 4.66% of the Fund's portfolio as of November 30, 2025.
Rio2 Ltd. | Rio2 Ltd.’s (“Rio2”) share price rose 290.60% over the reporting period. Rio2 continued to develop its Fenix Gold Project in Chile. Rio2 hit several milestones resulting in construction being 80% complete and is on track for first gold pour in January 2026. Rio2 expects the project to produce 100,000 once fully ramped up with an opportunity for significant expansion, which would be funded by cash flow from existing operations. Rio2 represents 2.56% of the Fund’s portfolio as of November 30, 2025.
DPM Metals, Inc.  | DPM Metals, Inc.’s ("DPM") share price rose 200.80% over the reporting period. DPM completed its acquisition of Adriatic Metals in 2025, which features the Vares mine that has 15 years of mine life and is a high-grade gold-equivalent deposit. Despite the acquisition, DPM has constructed a strong balance sheet that will be beneficial as it develops the Coka Rakita project, which is projected to have first production in 2029. DPM represents 3.62% of the Fund’s portfolio as of November 30, 2025.
TOP PERFORMANCE DETRACTORS
Aya Gold & Silver, Inc. | Aya Gold & Silver, Inc.'s ("Aya") share price rose 44.46% over the reporting period. Aya oversaw grade issues with its Zgounder mine, which were originally forecasted to be higher than current production levels. Aya was the victim of a public short selling attack as the silver price rose, an attack whose claims were refuted. However, Aya’s change in mine plan and delayed production profile has resulted in it lagging other top silver producers. Aya represents 4.5% of the Fund's portfolio as of November 30, 2025.
Jaguar Mining, Inc. | Jaguar Mining, Inc's. ("Jaguar") share price rose 90.21% over the reporting period. In early December 2024, Jaguar suspended operations at their Turmalina mine due to an incident at its tailings site. Turmalina represents roughly 40% of Jaguar's annual production. Jaguar has conducted remedial work throughout 2025 and anticipates being permitted to restart operations by the end of January 2026. Jaguar represents 4.53% of the Fund's portfolio as of November 30, 2025
Emerald Resources N.L. | Emerald Resources N.L.’s (“Emerald”) share price rose 60.86% over the reporting period. Emerald continued its successful operation of its Okvau mine in Cambodia producing over 100,000 ounces under $1,000 all-in cost per ounce. Emerald lagged peers as the company further de-risked its other Cambodia project, Memot, and its Australian project, Dingo Range. Both projects are currently undergoing drilling for resource updates and studies are being conducted to support permitting. Morgan Hart, Emerald’s managing director, and his team have successfully built several mines on-time and on budget and thus, we look forward to the team advancing both development projects upon permit approval. Emerald represents 2.26% of the Fund’s portfolio as of November 30, 2025.
B2Gold Corp.  | B2Gold Corp.’s ("B2Gold") share price rose 65.63% over the reporting period. B2Gold underperformed its peers due to uncertainty in West Africa. Due to incidents with other companies in the West Africa region, the market has feared companies may be forced to renegotiate its royalty deals with host countries. B2Gold’s Canadian asset, Goose Lake, also saw cost overruns along with production delays, which held the stock back relative to other producers. B2Gold represents 1.92% of the Fund's portfolio as of November 30, 2025.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of November 30, 2025)	1 Year	5 Years	10 Years
OCM Gold Fund (Atlas Class/OCMAX)	124.28%	21.61%	23.45%
S&P 500 Index	15.00%	15.28%	14.63%
Philadelphia Gold & Silver Index	124.59%	22.70%	23.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ocmgoldfund.com for the most recent performance information.
Net Assets	$ 192,900,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,068,129
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$192.9M
Total number of portfolio holdings	62
Total advisory fee paid	$1,068,129
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Top Ten Holdings

Agnico Eagle Mines Ltd.	5.9%
Lundin Gold, Inc.	5.7%
Alamos Gold, Inc.	5.6%
Barrick Mining Corp.	4.8%
AngloGold Ashanti PLC	4.7%
Wheaton Precious Metals Corp.	4.5%
Aya Gold & Silver, Inc.	4.5%
Jaguar Mining, Inc.	4.5%
Newmont Corp.	4.0%
DPM Metals, Inc.	3.6%
INVESTMENTS BY COUNTRY
Industry Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Agnico Eagle Mines Ltd.	5.9%
Lundin Gold, Inc.	5.7%
Alamos Gold, Inc.	5.6%
Barrick Mining Corp.	4.8%
AngloGold Ashanti PLC	4.7%
Wheaton Precious Metals Corp.	4.5%
Aya Gold & Silver, Inc.	4.5%
Jaguar Mining, Inc.	4.5%
Newmont Corp.	4.0%
DPM Metals, Inc.	3.6%